Schedule of Operating Lease Liability Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Leases
2026 (remaining nine months)	$ 204
2026	99	$ 308
Total minimum lease payments	303	407
Less: imputed interest	(23)	(37)
Present value of future minimum lease payments	280	370
Less: current obligations under leases	(237)	(274)	$ (428)
Long-term lease obligations	$ 43	96	$ 1,024
2027		$ 99